Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of loans receivables [line Items]
Direct loans	S/ 50,770,150	S/ 49,229,448
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	544,571	569,384
Unearned interest and interest collected in advance	(13,311)	(25,133)
Impairment allowance for loans	(1,591,042)	(1,730,167)
Indirect loans	5,567,722	5,068,694
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	15,248,665	15,036,411
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	51,829,932	50,415,364
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	50,599,313	49,096,606
Gross carrying amount [member] | Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	39,573,400	38,456,682
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	5,564,477	5,386,427
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	1,704,520	1,706,886
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,983,607	1,584,357
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	1,273,562	1,410,968
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	32,078	101,848
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	467,669	449,438
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,230,619	S/ 1,318,758